Fair Value Measurements (Tables) - COLOMBIER ACQUISITION CORP. II [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities Measure Fair Value on a Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2025 and December 31, 2024:

	March 31, 2025	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$179,494,845	$179,494,845	$—	$—
	December 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$177,634,717	$177,634,717	$—	$—

The following tables presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023:

	December 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$177,634,717	$177,634,717	$—	$—
	December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$170,856,457	$170,856,457	$—	$—

Schedule of Market Assumption Valuation of the Public Warrants

The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

November 24, 2023
Market price of Public Shares	$9.954
Term (years)	2.52
Risk-free rate	4.74%
Volatility	3.8%